DEFERRED REVENUES	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
DEFERRED REVENUES
NOTE 8:-          DEFERRED REVENUES

Deferred revenues consisted of the following:

	December 31,
	2024	2023

Security subscriptions	$1,064.0	$970.2
Software updates and maintenance	896.7	904.1
Other	39.6	33.4

	$2,000.3	$1,907.7

The majority of the deferred revenues are recognized within one year or less and presented as current deferred revenues in the balance sheets. All of the remaining deferred revenues are presented as long term deferred revenues and are recognized for a period greater than one year and up to five years.